SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Tables)	12 Months Ended
Dec. 31, 2015
Securities Sold under Agreements to Repurchase [Abstract]
Schedule of summary of information concerning securities sold under agreements to repurchase

	2015	2014
Average daily balance during the year	$15,817,024	$18,974,688
Average interest rate during the year	0.02%	0.02%
Maximum month-end balance during the year	$20,765,781	$23,275,868
Weighted average interest rate at year-end	0.02%	0.02%